Credit Facilities, Long-Term Debt and Lease Liabilities - Non-Recourse Debt and Other (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	$ 205	$ 337	$ 348
Non-committed
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	223
Committed
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	606
Committed credit facilities | Committed syndicated bank facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing capacity	1,500	$ 1,500
Syndicated credit facility | Committed
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	438
Syndicated credit facility | Committed | TransAlta Renewables Inc.
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	$ 205